                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Advantage Municipal Income Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

ADVANTAGE MUNICIPAL INCOME TRUST II
SYMBOL: VKI
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURN                          NAV       MARKET PRICE

Since Inception (8/27/93)            6.39%         5.52%

10-year                              7.81          8.62

5-year                               7.91          8.93

1-year                               3.81          4.30

6-month                              2.67          3.93
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

--------------------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS MUNICIPAL
        NAV      MARKET PRICE             BOND INDEX

       2.67%        3.93%                   1.56%
--------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

Following our long-standing "relative value" discipline, we favored high quality bonds with good liquidity. (Liquid securities are those for which there is a robust market of purchasers and sellers.) Based on our in-depth proprietary research, we purchased bonds we believed to be attractively valued, and then sold them when they reached our return targets. We then invested the proceeds into bonds which we believed offered greater future total return prospects.

Accordingly, we pared exposure to the uppermost credit tiers, and added to the trust's stake in higher-yielding investment-grade credits. Issues rated BBB represented 13 percent of the trust's long-term holdings at the close of the period. This decision served the trust well. As interest rates remained relatively low and investors sought income, the market continued to reward higher yielding credits.

Our analysis had suggested that interest rates would continue to rise, with the yields of short-term bonds advancing more rapidly than those of long-term issues. Our sales focused on shorter maturity, pre-refunded bonds and on intermediate-term issues. We invested in longer maturity bonds, employing hedging strategies to mitigate interest rate volatility. Overall, we kept the trust's duration (a measure of interest rate sensitivity) shorter than that of the Lehman benchmark.

The trust remained well diversified across the major sectors municipal market, with a continued emphasis on essential services. As of the close of the period, hospitals, public education, and general purpose bonds represented the trust's largest sector weightings. Issues rated AA or higher represented approximately 76 percent of bonds at the close of the reporting period.

During the reporting period, Van Kampen Municipal Opportunity Trust II and Van Kampen Value Municipal Income Trust were reorganized into Van Kampen Advantage Municipal Income Trust II.

VKI's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/06
AAA/Aaa                                                          66.1%
AA/Aa                                                             9.5
A/A                                                               8.0
BBB/Baa                                                          13.4
BB/Ba                                                             0.2
B/B                                                               0.3
Non-Rated                                                         2.5

TOP FIVE SECTORS AS OF 4/30/06
Hospital                                                         16.1%
Public Education                                                 10.3
General Purpose                                                  10.0
Airports                                                          8.4
Public Buildings                                                  7.0

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
California                                                       15.4%
Texas                                                             8.4
Illinois                                                          8.1
New York                                                          6.8
Arizona                                                           4.2
New Jersey                                                        4.1
Florida                                                           3.5
Missouri                                                          3.4
Massachusetts                                                     3.4
Louisiana                                                         3.3
Tennessee                                                         2.9
Puerto Rico                                                       2.8
Colorado                                                          2.7
Nevada                                                            2.6
Georgia                                                           2.6
Washington                                                        2.5
Michigan                                                          2.4
South Carolina                                                    2.2
Ohio                                                              1.9
Oregon                                                            1.9
Indiana                                                           1.8
Maryland                                                          1.5
Hawaii                                                            1.1
West Virginia                                                     1.0
Alabama                                                           1.0
Virginia                                                          0.8
Pennsylvania                                                      0.8
Kansas                                                            0.7
Connecticut                                                       0.7
Mississippi                                                       0.7
Minnesota                                                         0.6
District of Columbia                                              0.5
Wisconsin                                                         0.4
Oklahoma                                                          0.4
Nebraska                                                          0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
                                       (continued from previous page)
Iowa                                                              0.4
North Carolina                                                    0.3
New Hampshire                                                     0.3
Arkansas                                                          0.3
Utah                                                              0.3
South Dakota                                                      0.2
Montana                                                           0.2
Wyoming                                                           0.2
New Mexico                                                        0.1
Alaska                                                            0.1
Kentucky                                                          0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  162.5%
           ALABAMA  1.6%
$ 2,000    Birmingham Baptist Med Ctr AL Spl Care Fac
           Fin Auth Rev Baptist Hlth Sys Ser A.......         5.875%  11/15/24   $   2,098,340
  3,000    Birmingham Baptist Med Ctr AL Spl Care Fac
           Fin Auth Rev Baptist Hlth Sys Ser A.......         5.000   11/15/30       2,927,400
  4,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser
           A.........................................         5.250   01/01/23       4,189,960
      4    Mobile, AL Indl Dev Brd Solid Waste Disp
           Rev Mobile Energy Svc Co Proj Rfdg........         6.950   01/01/20             353
  1,000    Valley, AL Spl Care Fac Fin Auth Rev
           Lanier Mem Hosp Ser A.....................         5.600   11/01/16       1,016,450
                                                                                 -------------
                                                                                    10,232,503
                                                                                 -------------
           ALASKA  0.2%
  1,000    Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
           Insd).....................................         5.250   12/01/41       1,040,980
                                                                                 -------------

           ARIZONA  6.8%
  5,000    Arizona Sch Fac Brd Ctf Ser B (Prerefunded
           @ 09/01/13) (FGIC Insd)...................         5.250   09/01/18       5,406,500
  3,000    Arizona St Transn Brd Hwy Rev Ser B.......         5.250   07/01/19       3,186,360
  2,235    Arizona Tourism & Sports Auth Tax Rev
           Multipurp Stad Fac Ser A (MBIA Insd)......         5.375   07/01/21       2,385,393
  5,250    Arizona Tourism & Sports Auth Tax Rev
           Multipurp Stad Fac Ser A (MBIA Insd)......         5.375   07/01/23       5,603,272
  5,000    Glendale, AZ Indl Dev Auth John C Lincoln
           Hlth Ser B Rfdg...........................         5.000   12/01/37       4,956,600
  4,500    Maricopa Cnty, AZ Hosp Rev Sun Hlth
           Corp......................................         5.000   04/01/35       4,465,125
  2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr
           Lien (AMT) (FGIC Insd)....................         5.375   07/01/29       2,027,920
  2,575    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
           Oblig Irvington Proj Tucson Ser A Rfdg
           (FSA Insd)................................         7.250   07/15/10       2,591,119
  2,685    South Campus Group LLC AZ Std Hsg Rev AZ
           St Univ South Campus Proj (MBIA Insd).....         5.625   09/01/35       2,911,695
  1,300    Tempe, AZ Excise Tax Rev Rfdg.............         5.250   07/01/18       1,386,632
  9,000    University Med Ctr Corp AZ Hosp Rev.......         5.000   07/01/35       8,887,680
                                                                                 -------------
                                                                                    43,808,296
                                                                                 -------------
           ARKANSAS  0.5%
  1,930    Arkansas St Cap Apprec College Svg........           *     06/01/16       1,236,860
  2,000    Arkansas St Dev Fin Auth Rev St Agy Fac
           Donaghey Plaza Proj (FSA Insd)............         5.000   06/01/34       2,051,420
                                                                                 -------------
                                                                                     3,288,280
                                                                                 -------------

See Notes to Financial Statements                                              9

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA  25.0%
$ 6,000    Anaheim, CA Pub Fin Auth Lease Rev Cap
           Apprec Sub Pub Impt Proj Ser C (FSA
           Insd).....................................           *     09/01/19   $   3,194,820
  7,195    Anaheim, CA Pub Fin Auth Lease Rev Cap
           Apprec Sub Pub Impt Proj Ser C (FSA
           Insd).....................................           *     09/01/21       3,444,246
  1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub
           Impt Proj Ser C (FSA Insd)................         6.000%  09/01/16       1,476,800
  2,095    Bay Area Govt Assn CA Rev Tax Alloc CA
           Redev Pool Ser A (XLCA Insd)..............         5.250   09/01/35       2,206,873
  3,000    California Cnty, CA Tob Securitization Agy
           Tob LA Cnty Sec (a).......................       0/5.250   06/01/21       2,338,350
  2,000    California Cnty, CA Tob Securitization Agy
           Tob Sonoma Cnty Corp Rfdg.................         5.125   06/01/38       1,950,700
  2,050    California Cnty, CA Tob Securitization Agy
           Tob Merced Cnty Ser A Rfdg................         5.125   06/01/38       1,999,467
  1,000    California Cnty, CA Tob Securitization Agy
           Tob Merced Cnty Ser A Rfdg................         5.250   06/01/45         986,050
  6,750    California Ed Fac Auth Rev Pepperdine Univ
           Ser A Rfdg (FGIC Insd)....................         5.000   09/01/33       6,928,402
  5,500    California Hlth Fac Fin Auth Rev Cedars
           Sinai Med Ctr Rfdg........................         5.000   11/15/34       5,537,620
  3,000    California Pollutn Ctl Fin Auth Solid
           Waste Disp Rev Waste Mgmt Inc Proj Ser C
           (AMT).....................................         5.125   11/01/23       3,067,560
  1,000    California St (AMBAC Insd)................         5.125   10/01/27       1,024,140
 10,000    California St (Prerefunded @ 03/01/10)
           (MBIA Insd) (b)...........................         5.500   03/01/17      10,749,600
  2,000    California St Dept Wtr Res Pwr Ser A
           (Prerefunded @ 05/01/12)..................         6.000   05/01/15       2,256,300
  3,000    California St Dept Wtr Res Pwr Ser A
           (Prerefunded @ 05/01/12)..................         5.875   05/01/16       3,365,310
  2,345    California St Dept Wtr Res Pwr Ser A
           (Prerefunded @ 05/01/12) (XLCA Insd)......         5.375   05/01/17       2,568,643
  5,000    California St Pub Wks Brd Dept Gen Svc Cap
           East End Ser A (AMBAC Insd)...............         5.125   12/01/21       5,212,550
  6,000    California St Pub Wks Brd Lease Rev Dept
           of Corrections St Prisons Ser A Rfdg
           (AMBAC Insd)..............................         5.250   12/01/13       6,523,500
  4,000    California St Pub Wks Brd Lease Rev Dept
           of Corrections St Prisons Ser A Rfdg
           (AMBAC Insd)..............................         5.000   12/01/19       4,209,040
  5,000    California St Pub Wks Brd Lease Rev Dept
           of Mental Hlth Coalinga Ser A.............         5.000   06/01/24       5,131,950
  4,600    California St Pub Wks Brd Lease Rev Var
           Univ CA Proj Ser A Rfdg...................         5.500   06/01/10       4,861,234
  5,905    California St Pub Wks Brd Lease Rev Var
           Univ CA Proj Ser A Rfdg...................         5.500   06/01/14       6,410,763
  5,000    California St Rfdg........................         5.000   02/01/19       5,139,300

 10                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 6,500    California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A...........         5.250%  07/01/30   $   6,610,760
  1,000    California Statewide Cmnty Dev Auth Rev
           Daughters of Charity Hlth Ser A...........         5.250   07/01/35       1,015,790
  4,000    California Statewide Cmnty Dev Auth Rev
           Hlth Fac Adventist Hlth Ser A.............         5.000   03/01/30       4,018,200
  2,000    Florin, CA Res Consv Dist Cap Impt Elk
           Grove Wtr Svc Ser A (MBIA Insd)...........         5.000   09/01/33       2,055,260
  5,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg (MBIA Insd)...........           *     01/15/18       2,750,550
 30,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Ser A Rfdg............................           *     01/15/22      12,264,000
  3,350    Imperial Irr Dist CA Ctf Part Elec Sys
           Proj (FSA Insd) (b).......................         5.250   11/01/19       3,555,690
  3,950    Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC
           Insd).....................................         5.125   07/01/40       4,056,926
  5,000    Los Angeles, CA Uni Sch Dist Ser A (FSA
           Insd).....................................         5.250   07/01/20       5,311,200
  5,500    Port Oakland, CA Ser L (AMT) (FGIC
           Insd).....................................         5.000   11/01/32       5,571,555
  9,000    Riverside Cnty, CA Asset Leasing Corp
           Leasehold Rev Riverside Cnty Hosp Proj
           (MBIA Insd)...............................           *     06/01/21       4,315,590
 13,880    San Joaquin Hills, CA Transn Corridor Agy
           Toll Rd Rev Cap Apprec Ser A Rfdg (MBIA
           Insd).....................................           *     01/15/28       4,759,868
  4,200    Tobacco Securitization Auth Northn CA Tob
           Settlement Rev Ser A1.....................         5.375   06/01/38       4,229,820
  4,300    Tobacco Securitization Auth Northn CA Tob
           Settlement Rev Ser A1.....................         5.500   06/01/45       4,350,353
  2,720    Washington, CA Uni Sch Dist Yolo Cnty
           Election 2004 Ser A (FGIC Insd) (b).......         5.250   08/01/19       2,895,522
  3,070    Washington, CA Uni Sch Dist Yolo Cnty
           Election 2004 Ser A (FGIC Insd) (b).......         5.250   08/01/20       3,261,783
                                                                                 -------------
                                                                                   161,606,085
                                                                                 -------------
           COLORADO  4.4%
  4,340    Adams & Arapahoe Cntys, CO Jt Sch Dist Ser
           A (FSA Insd)..............................         5.250   12/01/18       4,631,388
  1,945    Colorado Ed & Cultural Charter Sch
           Pinnacle Impt & Rfdg (XLCA Insd)..........         5.250   06/01/23       2,045,304
  3,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A (Escrowed to
           Maturity).................................         5.500   03/01/32       3,228,150
  4,250    Colorado Hlth Fac Auth Rev Covenant
           Retirement Cmnty Inc......................         5.000   12/01/35       4,150,337
  2,700    Colorado Hlth Fac Auth Rev Hlth Fac
           Evangelical Lutheran......................         5.000   06/01/35       2,674,539

See Notes to Financial Statements                                             11

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 2,250    Colorado Hlth Fac Auth Rev Hosp Portercare
           Adventist Hlth (Prerefunded @ 11/15/11)...         6.500%  11/15/31   $   2,558,587
     80    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser A2 (AMT)..............................         7.250   05/01/27          82,066
     49    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser B1 (AMT)..............................         7.650   11/01/26          49,333
  1,500    Denver, CO City & Cnty Arpt Rev Ser D
           (AMT).....................................         7.750   11/15/13       1,695,150
  6,160    E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA
           Insd).....................................         5.000   09/01/21       6,302,666
  1,000    Park Creek Metro Dist CO Rev Sr Ltd Tax
           Ppty Tax Rfdg.............................         5.500   12/01/30       1,023,280
                                                                                 -------------
                                                                                    28,440,800
                                                                                 -------------
           CONNECTICUT  1.1%
  5,000    Connecticut St Ser C (FGIC Insd)..........         5.000   04/01/22       5,224,250
  1,010    Mashantucket Western Pequot Tribe CT Spl
           Rev Ser A, 144A--Private Placement (c)....         6.400   09/01/11       1,036,866
    990    Mashantucket Western Pequot Tribe CT Spl
           Rev Ser A, 144A--Private Placement
           (Prerefunded @ 09/01/07) (c)..............         6.400   09/01/11       1,034,540
                                                                                 -------------
                                                                                     7,295,656
                                                                                 -------------
           DISTRICT OF COLUMBIA  0.8%
  5,000    Metropolitan Washington DC Arpt Auth Sys
           Ser A (AMT) (FGIC Insd)...................         5.250   10/01/32       5,146,600
                                                                                 -------------

           FLORIDA  5.7%
  2,500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
           Insd).....................................         5.250   10/01/21       2,570,275
    570    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd).....................................         5.950   07/01/20         598,528
  1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Ser D......................         5.000   11/15/35       1,004,950
  3,980    Jacksonville, FL Port Auth (AMT) (MBIA
           Insd).....................................         5.700   11/01/30       4,213,984
  2,780    Jacksonville, FL Port Auth (Prerefunded @
           11/01/10) (AMT) (MBIA Insd)...............         5.700   11/01/30       2,973,432
  5,000    Jea, FL Wtr & Swr Sys Rev Ser C...........         5.000   10/01/41       5,019,500
  3,000    Lake Cnty, FL Sch Brd Ctf Part
           (Prerefunded @ 07/01/12) (AMBAC Insd).....         5.375   07/01/17       3,246,570
 11,500    Miami-Dade Cnty, FL Aviation Rev Miami
           Intl Arpt (AMT) (FGIC Insd)...............         5.375   10/01/32      11,973,570
  5,000    Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg
           (AMBAC Insd)..............................         5.125   10/01/33       5,187,250
                                                                                 -------------
                                                                                    36,788,059
                                                                                 -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           GEORGIA  3.9%
$ 2,000    Atlanta, GA Wtr & Wastewtr Rev (FSA
           Insd).....................................         5.000%  11/01/21   $   2,082,240
  5,000    Clayton Cnty & Clayton Cnty GA Wtr Auth
           Wtr & Swr Rev.............................         5.000   05/01/20       5,230,600
  5,000    Georgia Muni Elec Auth Pwr Rev Ser B
           (Escrowed to Maturity) (FGIC Insd)........         5.700   01/01/19       5,612,050
  2,000    Georgia St Rd & Twy Auth Rev..............         5.000   10/01/19       2,095,240
  2,210    Marietta, GA Dev Auth Rev First Mtg Life
           College Ser B (FSA Insd) (b)..............         5.375   09/01/09       2,249,183
  6,740    Municipal Elec Auth GA Comb Turbine Proj
           Ser A (MBIA Insd).........................         5.250   11/01/20       7,129,100
  1,000    Richmond Cnty, GA Dev Auth ASU Jaguar
           Student Hsg LLC Ser A.....................         5.250   02/01/35       1,013,590
                                                                                 -------------
                                                                                    25,412,003
                                                                                 -------------
           HAWAII  1.7%
 10,430    Hawaii St Dept Budget & Fin Spl Purp Rev
           Hawaiian Elec Co Inc Ser A (AMT) (MBIA
           Insd).....................................         5.650   10/01/27      11,179,813
                                                                                 -------------

           ILLINOIS  13.2%
  3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA
           Insd).....................................           *     01/01/32         918,150
  1,710    Bolingbrook, IL Cap Apprec Ser C Rfdg
           (MBIA Insd) (b)...........................           *     01/01/29         559,273
  6,000    Chicago, IL Lakefront Millenium Pkg Fac
           (MBIA Insd) (a)...........................       0/5.750   01/01/29       6,465,240
 13,100    Chicago, IL O'Hare Intl Arpt Rev Rols RR
           II 494-1 (Acquired 12/16/05 to 02/17/06,
           Cost $15,005,492) (Inverse Floating Rate)
           (MBIA Insd) (d)...........................         6.586   01/01/24      14,757,805
  1,500    Chicago, IL O'Hare Intl Arpt Rev Rols RR
           II R 522 (Acquired 02/24/06, Cost
           $1,772,100) (Inverse Floating Rate) (FGIC
           Insd) (d).................................         6.586   01/01/23       1,692,885
     90    Chicago, IL Single Family Mtg Rev Ser A
           (AMT) (GNMA Collateralized)...............         7.000   09/01/27          90,347
      5    Chicago, IL Single Family Mtg Rev Ser B
           (AMT) (GNMA Collateralized)...............         7.625   09/01/27           5,018
  3,345    Cook Cnty, IL Sch Dist No. 100 Berwyn
           South Ser D (FSA Insd)....................         5.500   12/01/23       3,635,680
  4,500    Cook Cnty, IL Ser A (Prerefunded @
           05/15/11) (FGIC Insd).....................         5.500   11/15/31       4,855,770
  1,000    Illinois Dev Fin Auth Rev Cmnty Rehab
           Providers Fac Ser A.......................         7.375   07/01/25       1,085,290
  1,500    Illinois Fin Auth Rev IL Inst of
           Technology Ser A..........................         5.000   04/01/31       1,513,380
  2,500    Illinois Fin Auth Rev Northwestern Mem
           Hosp Ser A................................         5.500   08/15/43       2,633,975

See Notes to Financial Statements                                             13

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,335    Illinois Fin Auth Solid Waste Rev Disp
           Waste Mgmt Inc Proj Ser A (AMT)...........         5.050%  08/01/29   $   1,316,911
  1,325    Illinois Fin Auth Student Hsg Rev MJH Ed
           Assistance IV Sr Ser A....................         5.125   06/01/35       1,328,418
  3,180    Illinois Hlth Fac Auth Rev Children's Mem
           Hosp (MBIA Insd)..........................         6.250   08/15/13       3,522,232
  1,485    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser A Rfdg (FSA Insd)................         6.750   04/15/17       1,738,593
    825    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser C (FSA Insd).....................         6.750   04/15/17         965,885
  1,000    Illinois Hlth Fac Auth Rev Highland Pk
           Hosp Proj Ser A (Prerefunded @ 10/01/07)
           (MBIA Insd)...............................         5.750   10/01/17       1,047,080
  8,000    Illinois St First Ser (FSA Insd)..........         5.250   12/01/19       8,491,280
  3,400    Illinois St First Ser (FSA Insd)..........         5.250   04/01/27       3,576,868
  2,070    Northern IL Univ Ctf Part Hoffman Estates
           Ctr Proj (FSA Insd).......................         5.400   09/01/16       2,221,690
    200    Peoria, Moline & Freeport, IL Coll Mtg Ser
           A (AMT) (GNMA Collateralized).............         7.600   04/01/27         202,556
  5,000    Regional Trans Auth IL Ser A (AMBAC
           Insd).....................................         8.000   06/01/17       6,530,550
  5,005    Will Cnty, IL Cmnty Sch Dist (FGIC
           Insd).....................................         5.000   01/01/23       5,210,155
 10,000    Will Cnty, IL Sch Dist No. 122 Ser B Rfdg
           (FGIC Insd)...............................         5.250   11/01/20      10,534,200
                                                                                 -------------
                                                                                    84,899,231
                                                                                 -------------
           INDIANA  3.0%
  2,805    Dekalb Eastn High Sch Bldg Corp Ind First
           Mtg (FSA Insd)............................         6.000   01/15/18       3,086,426
  4,000    East Chicago, IN Elementary Sch Bldg Corp
           First Mtg Ser A...........................         6.250   07/05/08       4,142,880
  1,660    Indiana Hlth & Ed Fac Fin Auth Hosp Rev
           Clarian Hlth Oblig Ser A..................         5.000   02/15/36       1,669,462
  3,000    Indiana Hlth Fac Fin Auth Hosp Rev
           Columbus Regl Hosp Rfdg (FSA Insd)........         7.000   08/15/15       3,473,910
  1,500    Indiana St Dev Fin Auth Rev Exempt Fac
           Conv Rfdg (AMT)...........................         5.950   08/01/30       1,527,675
  2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
           (AMT).....................................         5.950   12/01/29       2,117,580
  2,850    Southwest Parke Cmnty Sch Bldg First Mtg
           (FGIC Insd) (b)...........................         5.250   07/15/21       3,032,457
                                                                                 -------------
                                                                                    19,050,390
                                                                                 -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           IOWA  0.6%
$ 1,500    Tobacco Settlement Auth IA Tob Settlement
           Rev Ser C.................................         5.375%  06/01/38   $   1,499,925
  2,500    Tobacco Settlement Auth IA Tob Settlement
           Rev Ser C.................................         5.500   06/01/42       2,522,100
                                                                                 -------------
                                                                                     4,022,025
                                                                                 -------------
           KANSAS  1.2%
  3,430    Kansas St Dev Fin Auth Rev KS Proj Ser N
           (AMBAC Insd) (b)..........................         5.250   10/01/20       3,605,033
  3,615    Kansas St Dev Fin Auth Rev KS Proj Ser N
           (AMBAC Insd) (b)..........................         5.250   10/01/21       3,811,078
                                                                                 -------------
                                                                                     7,416,111
                                                                                 -------------
           KENTUCKY  0.1%
    500    Mount Sterling, KY Lease Rev KY League
           Cities Fdg Ser B..........................         6.100   03/01/18         571,645
                                                                                 -------------

           LOUISIANA  5.3%
  5,000    Lafayette, LA Util Rev (MBIA Insd)........         5.250   11/01/21       5,319,000
  2,500    Louisiana Loc Govt Environment Fac Pkg Fac
           Corp Garage Proj Ser A (AMBAC Insd).......         5.375   10/01/31       2,625,400
  5,970    Louisiana Loc Govt Environment Southeastn
           LA Student Hsg Ser A (MBIA Insd) (b)......         5.250   08/01/24       6,286,111
  1,400    Louisiana Pub Fac Auth Rev Hlth Fac Glen
           Retirement Ser A..........................         6.700   12/01/25       1,416,058
  8,065    Louisiana St Office Fac Corp LA St Cap
           Complex Pgm (MBIA Insd) (b)...............         5.000   11/01/20       8,311,708
  6,000    New Orleans, LA Rfdg (MBIA Insd)..........         5.125   09/01/21       6,186,840
  4,000    New Orleans, LA Rfdg (FGIC Insd)..........         5.500   12/01/21       4,284,200
                                                                                 -------------
                                                                                    34,429,317
                                                                                 -------------
           MARYLAND  2.4%
  1,500    Baltimore, MD Convention Ctr Hotel Rev
           Drivers Ser 1251 (Acquired 02/06/06, Cost
           $1,765,635) (Inverse Floating Rate) (XLCA
           Insd) (d).................................         6.368   03/01/14       1,708,455
  5,000    Maryland St Econ Dev Corp MD Aviation
           Admin Fac (AMT) (FSA Insd)................         5.375   06/01/20       5,291,850
  1,000    Maryland St Econ Dev Corp Student Hsg Rev
           Univ MD College Pk Proj (Prerefunded @
           06/01/13).................................         5.625   06/01/35       1,092,660
  2,000    Maryland St Hlth & Higher Ed Fac Auth Rev
           MD Inst College of Art....................         5.000   06/01/40       1,948,800
  1,200    Maryland St Hlth & Higher Ed Fac Auth Rev
           Uni Hosp Cecil Cnty Issue.................         5.000   07/01/40       1,206,060
  4,000    Maryland St Trans Auth Arpt Baltimore/WA
           Intl Arpt Ser B (AMT) (AMBAC Insd)........         5.125   03/01/24       4,152,360
                                                                                 -------------
                                                                                    15,400,185
                                                                                 -------------

See Notes to Financial Statements                                             15

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MASSACHUSETTS  5.5%
$ 1,200    Massachusetts Bay Tran Auth MA Gen Tran
           Sys Ser A Rfdg............................         6.250%  03/01/12   $   1,343,652
  3,500    Massachusetts Bay Trans Auth MA Sales Tax
           Rev Ser A.................................         5.000   07/01/35       3,583,895
  2,500    Massachusetts Bay Trans Auth Ser A
           (Prerefunded @ 07/01/12)..................         5.000   07/01/32       2,654,425
  2,000    Massachusetts Muni Whsl Elec Co Proj No
           6-A (MBIA Insd)...........................         5.250   07/01/16       2,136,300
  3,600    Massachusetts St Dev Fin Agy Rev Boston
           Univ Ser T-1 (AMBAC Insd).................         5.000   10/01/35       3,702,060
  2,500    Massachusetts St Dev Fin Agy Rev Western
           New England Ser A.........................         5.000   09/01/33       2,556,975
  1,750    Massachusetts St Hlth & Ed Fac Auth Rev
           Hlthcare Sys Covenant Hlth................         6.000   07/01/31       1,847,282
  2,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Saint Mem Med Ctr Ser A...................         6.000   10/01/23       2,001,380
  5,450    Massachusetts St Hlth & Ed Fac Auth Rev
           Univ MA Mem Issue Ser D...................         5.000   07/01/33       5,405,582
    925    Massachusetts St Indl Fin Agy Wtr
           Treatment Amern Hingham (AMT).............         6.900   12/01/29         942,825
    925    Massachusetts St Indl Fin Agy Wtr
           Treatment Amern Hingham (AMT).............         6.950   12/01/35         943,139
  2,995    Massachusetts St Wtr Pollutn Abatement Tr
           Pool Pgm Bds Ser 10.......................         5.000   08/01/21       3,129,715
  5,000    Massachusetts St Wtr Res Auth Gen Ser J
           (FSA Insd)................................         5.000   08/01/32       5,111,450
                                                                                 -------------
                                                                                    35,358,680
                                                                                 -------------
           MICHIGAN  4.0%
  3,000    Detroit, MI City Sch Dist Sch Bldg & Site
           Impt Ser A (Prerefunded @ 05/01/13) (FGIC
           Insd).....................................         5.375   05/01/24       3,258,540
  3,185    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser
           A (MBIA Insd) (b).........................         5.250   07/01/20       3,379,795
  2,790    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser
           C Rfdg (MBIA Insd) (b)....................         5.250   07/01/19       2,966,328
  2,000    Grand Rapids, MI Wtr Supply (FGIC Insd)...         5.750   01/01/15       2,161,040
  4,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
           Ser A.....................................         6.000   07/01/35       4,263,240
  1,480    Michigan St Hsg Dev Auth Multi-Family Rev
           Ltd Oblig Ser A Rfdg (GNMA
           Collateralized)...........................         6.600   04/01/30       1,528,662
  2,075    South Lyon, MI Cmnty Sch Bldg & Site (FGIC
           Insd).....................................         5.250   05/01/18       2,208,879

 16                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MICHIGAN (CONTINUED)
$ 2,285    Taylor, MI Bldg Auth (AMBAC Insd) (b).....         6.000%  03/01/13   $   2,556,755
  3,090    Troy, MI Downtown Dev Auth Dev Rfdg (MBIA
           Insd).....................................         5.500   11/01/15       3,336,582
                                                                                 -------------
                                                                                    25,659,821
                                                                                 -------------
           MINNESOTA  1.0%
  1,065    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
           Benedictine Hlth Sys Saint Mary's.........         5.250   02/15/33       1,082,274
  1,175    Maple Grove, MN Hlthcare Fac Rev North Mem
           Hlthcare..................................         5.000   09/01/35       1,185,845
  2,200    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hlth East Proj............................         6.000   11/15/30       2,357,564
  1,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
           Hlth East Proj............................         6.000   11/15/35       1,070,920
  1,000    Stillwater, MN Hlthcare Rev Hlth Sys Oblig
           Group.....................................         5.000   06/01/25       1,009,780
                                                                                 -------------
                                                                                     6,706,383
                                                                                 -------------
           MISSISSIPPI  1.1%
  1,900    Mississippi Dev Bk Spl Oblig Cap Proj &
           Equip Acquisition Ser A2 (AMBAC Insd).....         5.000   07/01/24       2,003,626
  1,550    Mississippi Dev Bk Spl Oblig Madison Cnty
           Hosp Proj (Prerefunded @ 07/01/09)........         6.400   07/01/29       1,694,181
  2,595    Mississippi Dev Bk Spl Oblig MS Ltd Oblig
           Hosp Impt (MBIA Insd) (b).................         5.250   07/01/32       2,680,894
    555    Mississippi Home Corp Single Family Rev
           Mtg Ser C (AMT) (GNMA Collateralized).....         7.600   06/01/29         569,336
                                                                                 -------------
                                                                                     6,948,037
                                                                                 -------------
           MISSOURI  5.6%
  2,000    Cape Girardeau Cnty, MO Indl Dev Auth
           Hlthcare Fac Rev Southeast MO Hosp Assoc..         5.625   06/01/27       2,048,500
  1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac
           Rev Lutheran Sr Svc Heisinger Proj........         5.500   02/01/35       1,286,437
  2,000    Curators Univ MO Sys Fac Rev Ser B Rfdg
           (b).......................................         5.000   11/01/20       2,083,160
  2,500    Missouri St Dev Fin Brd Infrastructure Fac
           Rev Crackerneck Creek Proj Ser C..........         5.000   03/01/26       2,534,650
  2,195    Missouri St Hlth & Ed Fac Rev Univ MO
           Columbia Arena Proj (b)...................         5.000   11/01/16       2,312,872
  4,500    North Kansas City, MO Sch Dist No. 74 MO
           Direct Deposit Impt & Rfdg................         5.000   03/01/25       4,674,015
  4,000    Platte Cnty, MO Indl Dev Auth Trans Rev...         4.500   12/01/24       3,933,040
  2,500    Platte Cnty, MO Neighborhood Impt
           Parkville Ser B (MBIA Insd)...............         5.000   02/01/25       2,592,225
  1,500    Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser
           H (AMT) (Escrowed to Maturity)............         5.400   07/01/18       1,598,550

See Notes to Financial Statements                                             17

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MISSOURI (CONTINUED)
$ 9,855    Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser
           A (Prerefunded @ 07/01/11) (MBIA Insd)....         5.250%  07/01/31   $  10,536,769
  2,380    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser
           A (MBIA Insd) (b).........................         5.375   07/01/19       2,530,583
                                                                                 -------------
                                                                                    36,130,801
                                                                                 -------------
           MONTANA  0.4%
  2,300    Forsyth, MT Pollutn Ctl Rev Northwestn
           Corp Colstrip Rfdg (AMBAC Insd) (e).......         4.650   08/01/23       2,307,866
                                                                                 -------------

           NEBRASKA  0.7%
  4,260    University NE Univ Rev Lincoln Student
           Fees & Fac Ser B..........................         5.000   07/01/23       4,374,637
                                                                                 -------------

           NEVADA  4.2%
  8,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
           (FGIC Insd)...............................         5.000   07/01/36       8,158,080
  2,000    Clark Cnty, NV Econ Dev Rev Alexander
           Dawson Sch Proj...........................         5.375   05/15/33       2,063,800
  7,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
           Corp Proj Ser A (AMT) (AMBAC Insd)........         5.250   07/01/34       7,251,160
  4,375    Las Vegas Vly, NV Wtr Dist Ser B Rfdg
           (MBIA Insd)...............................         5.000   06/01/27       4,487,131
     85    Nevada Hsg Div Single Family Pgm Mezz Ser
           B (AMT) (FHA/VA Gtd)......................         6.550   10/01/12          85,800
  5,000    Reno, NV Lien Trans Proj (Prerefunded @
           06/01/12) (AMBAC Insd)....................         5.250   06/01/41       5,367,700
                                                                                 -------------
                                                                                    27,413,671
                                                                                 -------------
           NEW HAMPSHIRE  0.6%
  1,000    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch............................         7.000   07/01/30       1,059,000
  1,400    New Hampshire Hlth & Ed Fac Hlthcare Sys
           Covenant Hlth.............................         5.500   07/01/34       1,449,532
  1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
           Pennichuck Wtrwks Inc (AMT) (AMBAC Insd)..         6.300   05/01/22       1,042,840
                                                                                 -------------
                                                                                     3,551,372
                                                                                 -------------
           NEW JERSEY  6.6%
  1,900    New Jersey Econ Dev Auth Rev Cig Tax......         5.750   06/15/29       2,009,079
  1,000    New Jersey Econ Dev Auth Rev Cig Tax......         5.500   06/15/31       1,036,720
  5,000    New Jersey Econ Dev Auth Rev Sch Fac
           Constr Ser I (Prerefunded @ 09/01/14).....         5.000   09/01/23       5,332,400
  2,210    New Jersey Econ Dev Auth Wtr Fac Rev NJ
           Amern Wtr Co Inc Ser B (AMT) (FGIC
           Insd).....................................         5.375   05/01/32       2,282,886
  4,350    New Jersey Econ Dev Wtr NJ Amern Wtr Co
           Inc Ser A (AMT) (FGIC Insd)...............         5.250   07/01/38       4,463,492

 18                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW JERSEY (CONTINUED)
$ 1,000    New Jersey Hlthcare Fac Fin Auth Rev Cap
           Hlth Sys Oblig Grp Ser A..................         5.375%  07/01/33   $   1,021,390
  2,500    New Jersey Hlthcare Fac Fin Auth Rev Gen
           Hosp Ctr at Passaic (Escrowed to Maturity)
           (FSA Insd)................................         6.750   07/01/19       3,009,900
 10,000    New Jersey St Ed Fac Auth Higher Ed Cap
           Impt Ser A (AMBAC Insd)...................         5.250   09/01/20      10,633,100
  2,000    New Jersey St Tpk Auth Tpk Rev Ser C-1
           (AMBAC Insd)..............................         5.000   01/01/35       2,047,420
 10,750    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
           Rev Pollutn Ctl Pub Svc Elec & Gas Ser A
           (AMT) (MBIA Insd).........................         5.450   02/01/32      10,906,198
                                                                                 -------------
                                                                                    42,742,585
                                                                                 -------------
           NEW MEXICO  0.2%
  1,500    Jicarilla, NM Apache Nation Rev Adj Ser A
           (Acquired 10/23/03, Cost $1,514,910)
           (d).......................................         5.000   09/01/18       1,526,310
                                                                                 -------------

           NEW YORK  11.1%
  1,000    Erie Cnty, NY Tob Asset Securitization
           Corp Ser A................................         5.000   06/01/38         965,120
  7,000    Metropolitan Trans Auth NY Rev Ser A Rfdg
           (FGIC Insd)...............................         5.250   11/15/31       7,373,380
  5,000    Metropolitan Trans Auth NY Svc Contract
           Ser A Rfdg (AMBAC Insd)...................         5.000   07/01/30       5,125,600
  1,500    Nassau Cnty, NY Tob Settlement Corp Ser
           A-3.......................................         5.000   06/01/35       1,456,290
  3,500    Nassau Cnty, NY Tob Settlement Corp Ser
           A-3.......................................         5.125   06/01/46       3,401,265
  3,250    New York City Hlth & Hosp Corp Rev Hlth
           Sys Ser A (AMBAC Insd)....................         5.000   02/15/11       3,415,458
  5,000    New York City Ser H (MBIA Insd)...........         5.250   03/15/14       5,332,350
  5,000    New York City Sub Ser F-1.................         5.000   09/01/25       5,144,450
  6,000    New York City Transitional Fin Auth Rev
           Future Tax Sec Ser A Rfdg (a).............  5.500/14.000   11/01/26       6,452,340
  8,240    New York City Transitional Fin Auth Rev
           Future Tax Sec Ser C Rfdg (AMBAC Insd)....         5.250   08/01/18       8,789,278
  7,575    New York St Dorm Auth Rev City Univ Sys
           Cons Ser A................................         5.625   07/01/16       8,333,636
  1,520    New York St Dorm Auth Rev Insd John T
           Mather Mem Hosp (Connie Lee Insd) (b).....         6.500   07/01/09       1,639,442
  3,845    New York St Dorm Auth Rev Secd Hosp Gen
           Hosp Rfdg.................................         5.750   02/15/20       4,188,051

See Notes to Financial Statements                                             19

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 2,310    New York St Med Care Fac Fin Agy Rev Saint
           Peter's Hosp Proj Ser A (AMBAC Insd)......         5.375%  11/01/13   $   2,312,749
  5,000    New York St Urban Dev Corp Rev St
           Fac Rfdg..................................         5.700   04/01/20       5,621,150
  2,150    Westchester, Tob Asset Securitization Corp
           NY........................................         5.125   06/01/38       2,103,517
                                                                                 -------------
                                                                                    71,654,076
                                                                                 -------------
           NORTH CAROLINA  0.6%
  1,950    Forsyth Cnty, NC Ctf Partn (b)............         5.000   02/01/24       2,009,826
  1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys
           Rev Ser D.................................         6.700   01/01/19       1,632,555
                                                                                 -------------
                                                                                     3,642,381
                                                                                 -------------
           OHIO  3.0%
  3,000    Cincinnati, OH City Sch Dist Sch Impt (FSA
           Insd).....................................         5.250   06/01/18       3,195,090
  3,150    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj......................................         7.500   01/01/30       3,471,867
  1,000    Dayton, OH Arpt Rev James M Cox Dayton Ser
           C Rfdg (AMT) (Radian Insd)................         5.250   12/01/27       1,021,600
  3,540    Franklin Cnty, OH Hosp Rev Doctor's Hosp
           Proj Impt & Rfdg (Escrowed to Maturity)...         5.875   12/01/23       3,847,661
  5,130    Muskingum Cnty, OH Hosp Fac Rev Bethesda
           Care Sys Impt & Rfdg (Connie Lee Insd)
           (b).......................................         6.250   12/01/10       5,300,265
    785    Pickerington, OH Loc Sch Dist Cap Apprec
           Sch Fac Contract (FGIC Insd)..............           *     12/01/11         631,234
  1,160    Toledo Lucas Cnty, OH Port Auth Dev Rev
           Northwest OH Bd Fd Ser C (AMT) (b)........         6.600   11/15/15       1,244,808
    685    Toledo Lucas Cnty, OH Port Auth Northwest
           Bd Fd Ser A (AMT).........................         6.000   05/15/11         712,571
                                                                                 -------------
                                                                                    19,425,096
                                                                                 -------------
           OKLAHOMA  0.7%
  1,500    Jenks, OK Aquarium Auth Rev First Mtg
           (Prerefunded @ 07/01/10) (MBIA Insd)......         6.100   07/01/30       1,647,510
  2,755    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
           (Prerefunded @ 11/01/09) (AMBAC Insd).....         6.250   11/01/22       3,027,993
                                                                                 -------------
                                                                                     4,675,503
                                                                                 -------------

 20                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OREGON  3.0%
$ 2,010    Emerald Peoples Util Dist OR Rfdg (FGIC
           Insd) (b).................................         7.350%  11/01/09   $   2,243,060
  2,060    Multnomah Cnty, OR Sch Dist No. 007
           Reynolds (MBIA Insd)......................         5.000   06/01/30       2,116,918
  5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd).....................................         5.250   07/01/22       5,293,600
  5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd).....................................         5.250   11/01/18       5,293,900
    570    Oregon St Vets Welfare Ser 76A............         6.050   10/01/28         574,560
  3,580    Yamhill Cnty, OR Sch Dist No. 029J Newburg
           (Prerefunded @ 06/15/12) (MBIA Insd)......         5.250   06/15/21       3,848,572
                                                                                 -------------
                                                                                    19,370,610
                                                                                 -------------
           PENNSYLVANIA  1.3%
  4,535    Pennsylvania St Higher Ed Fac Auth Rev
           UPMC Hlth Sys Ser A.......................         6.250   01/15/17       4,948,501
  1,905    Pennsylvania St Higher Ed Fac Auth Rev
           UPMC Hlth Sys Ser A.......................         6.250   01/15/18       2,075,288
  1,370    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Rev Cmnty College Ser B Rfdg (MBIA Insd)
           (b).......................................         6.500   05/01/08       1,440,733
                                                                                 -------------
                                                                                     8,464,522
                                                                                 -------------
           SOUTH CAROLINA  3.6%
  6,250    Charleston Ed Excellence Fin Corp SC Rev
           Rols RR II R 471 (Acquired 12/06/05, Cost
           $6,834,905) (Inverse Floating Rate) (d)...         6.586   12/01/26       6,864,000
  3,115    Greenville, SC Impt & Rfdg (MBIA Insd)
           (b).......................................         5.250   04/01/21       3,310,747
  1,000    Newberry Invtg in Newberry Cnty Sch Dist
           Proj......................................         5.000   12/01/30         991,700
  1,015    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
           (FSA Insd) (b)............................         5.000   01/01/11       1,067,161
  6,500    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser A (AMBAC Insd).....         5.200   11/01/27       6,841,445
  3,750    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser B (AMT) (AMBAC
           Insd).....................................         5.450   11/01/32       3,928,800
                                                                                 -------------
                                                                                    23,003,853
                                                                                 -------------
           SOUTH DAKOTA  0.4%
  1,375    Deadwood, SD Ctf Partn (ACA Insd).........         6.375   11/01/20       1,482,869
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Childrens Care Hosp Rfdg..................         6.125   11/01/29       1,050,610
                                                                                 -------------
                                                                                     2,533,479
                                                                                 -------------

See Notes to Financial Statements                                             21

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TENNESSEE  4.7%
$ 2,130    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
           CDFI Phase I LLC Proj Ser A Rfdg..........         5.000%  10/01/25   $   2,082,032
  2,595    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
           CDFI Phase I LLC Proj Ser A Rfdg..........         5.125   10/01/35       2,533,265
  1,270    Elizabethton, TN Hlth & Ed Fac Brd Rev
           Hosp First Mtg Ser B Impt & Rfdg..........         8.000   07/01/33       1,488,186
  7,050    Hallsdale Powell Util Dist Knox Cnty TN
           Wtr & Swr Rev Impt Ser B (FGIC Insd)......         5.000   04/01/34       7,221,668
 12,525    Johnson City, TN Hlth & Ed Fac Brd Hosp
           Rev Cap Apprec First Mtg Ser A Rfdg (MBIA
           Insd).....................................           *     07/01/26       4,661,054
  6,500    Johnson City, TN Hlth & Ed Fac Brd Hosp
           Rev First Mtg Mtn St Hlth Ser A...........         5.500   07/01/36       6,737,835
  4,800    Johnson City, TN Hlth & Ed Fac Brd Hosp
           Rev First Mtg Mtn St Hlth Ser A Rfdg (MBIA
           Insd).....................................         7.500   07/01/25       5,847,312
                                                                                 -------------
                                                                                    30,571,352
                                                                                 -------------
           TEXAS  13.6%
  2,335    Beaumont, TX Wtrwks & Swr Sys (Prerefunded
           @ 09/01/10) (FGIC Insd)...................         6.250   09/01/14       2,565,278
  2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp....         5.375   01/01/32       2,063,900
  3,565    Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU
           Elec Co Proj Ser C Rfdg (AMT).............         5.750   05/01/36       3,780,433
    795    Brownsville, TX Util Sys Rev (Escrowed to
           Maturity).................................         7.375   01/01/10         855,110
  8,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
           A Impt & Rfdg (AMT) (FGIC Insd)...........         5.500   11/01/31       8,370,160
  2,345    Denton Cnty, TX Perm Impt (Prerefunded @
           07/15/10) (b).............................         5.500   07/15/19       2,502,959
  2,145    Granbury, TX Indpt Sch Dist Rfdg (PSF
           Gtd)......................................         5.000   08/01/29       2,204,867
  1,000    Harris Cnty, TX Hlth Fac Dev Mem Hermann
           Hlthcare Ser A (Prerefunded @ 06/01/11)...         6.375   06/01/29       1,122,700
  5,000    Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA
           Insd).....................................         5.125   08/15/32       5,139,000
  2,760    Houston, TX Arpt Sys Rev (Escrowed to
           Maturity).................................         9.500   07/01/10       3,096,886
  4,655    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd).....................................         5.500   07/01/15       5,001,798
  3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (AMT) (FSA Insd)..........................         5.625   07/01/30       3,156,090
  5,000    Houston, TX Util Sys Rev Comb First Lien
           Ser A (FSA Insd)..........................         5.250   05/15/20       5,287,000
  3,920    Lower Colorado Riv Auth TX Transmission
           Contract Rev LCRA Svc Corp Proj (FGIC
           Insd).....................................         5.000   05/15/33       3,973,077

 22                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 5,000    Matagorda Cnty, TX Navig Dist No. 1 Rev
           Houston Lt Rfdg (AMT) (AMBAC Insd)........         5.125%  11/01/28   $   5,260,350
  1,500    Mesquite, TX Hlth Fac Dev Corp Retirement
           Fac Christian Care Ctr....................         5.625   02/15/35       1,527,450
  2,000    Mesquite, TX Hlth Fac Dev Corp Retirement
           Fac Christian Care Ctr Ser A (Prerefunded
           @ 02/15/10)...............................         7.625   02/15/28       2,273,520
  3,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj.......................         7.250   01/01/31       3,606,470
  3,645    Midlothian, TX Ind Sch Dist Sch Bldg Rfdg
           (PSF Gtd) (b).............................         5.000   02/15/27       3,750,596
  3,325    North Central, TX Hlth Fac Dev Corp Rev
           Hosp Baylor Hlthcare Sys Proj Ser A.......         5.125   05/15/29       3,366,895
  3,000    Prosper, TX Indpt Sch Dist (PSF Gtd)......         5.500   08/15/33       3,182,130
  5,055    San Antonio, TX Elec & Gas Rev Sys Rfdg...         5.375   02/01/16       5,410,872
  1,990    Stafford, TX Econ Dev Corp (FGIC Insd)
           (b).......................................         6.000   09/01/19       2,260,182
  3,960    Stafford, TX Econ Dev Corp (FGIC Insd)....         5.500   09/01/30       4,301,550
  3,510    Texas St Wtr Fin Assistance...............         5.500   08/01/35       3,668,020
                                                                                 -------------
                                                                                    87,727,293
                                                                                 -------------
           UTAH  0.4%
  4,950    Intermountain Pwr Agy UT Pwr Supply Rev
           Ser A Rfdg (Escrowed to Maturity) (FGIC
           Insd).....................................           *     07/01/17       2,898,176
                                                                                 -------------

           VIRGINIA  1.4%
  2,000    Fairfax Cnty, VA Ctf Partn................         5.300   04/15/23       2,115,940
  1,130    Richmond, VA Indl Dev Auth Govt Fac Rev Bd
           (AMBAC Insd)..............................         5.000   07/15/14       1,201,303
    675    Richmond, VA Indl Dev Auth Govt Fac Rev Bd
           (AMBAC Insd)..............................         5.000   07/15/16         715,689
  1,465    Richmond, VA Indl Dev Auth Govt Fac Rev Bd
           (AMBAC Insd)..............................         5.000   07/15/17       1,551,376
  1,520    Tobacco Settlement Fin Corp VA............         5.500   06/01/26       1,556,495
  1,660    Tobacco Settlement Fin Corp VA............         5.625   06/01/37       1,697,831
                                                                                 -------------
                                                                                     8,838,634
                                                                                 -------------
           WASHINGTON  4.1%
  5,000    Clark Cnty, WA Sch Dist 114 (FSA Insd)....         5.250   06/01/19       5,299,400
  1,370    King Cnty, WA Ser B (Prerefunded @
           12/01/07).................................         5.900   12/01/14       1,442,596
  3,630    King Cnty, WA Ser B Rfdg (Prerefunded @
           12/01/07).................................         5.900   12/01/14       3,822,354
  2,245    King Cnty, WA Ser B (Prerefunded @
           12/01/07).................................         6.625   12/01/15       2,388,747
    700    Quinault Indian Nation, WA Quinault Beach
           Ser A Impt & Rfdg (ACA Insd)..............         5.800   12/01/15         726,502

See Notes to Financial Statements                                             23

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
           WASHINGTON (CONTINUED)
$ 3,000    Spokane, WA Pub Fac Dist Hotel Motel &
           Sales Use Tax (MBIA Insd).................         5.250%  09/01/33   $   3,148,140
  4,000    Washington St Pub Pwr Supply Ser A Rfdg
           (FGIC Insd)...............................         7.000   07/01/08       4,264,920
  5,000    Washington St Pub Pwr Supply Ser A Rfdg
           (Prerefunded @ 07/01/06) (AMBAC Insd).....         5.700   07/01/09       5,116,550
                                                                                 -------------
                                                                                    26,209,209
                                                                                 -------------
           WEST VIRGINIA  1.6%
  6,420    Harrison Cnty, WV Cnty Cmnty Solid Waste
           Disp Rev West PA Pwr Co Ser C (AMT) (AMBAC
           Insd).....................................         6.750   08/01/24       6,469,691
  3,750    West Virginia Univ Rev Impt Univ Proj Ser
           C (FGIC Insd).............................         5.000   10/01/34       3,860,250
                                                                                 -------------
                                                                                    10,329,941
                                                                                 -------------
           WISCONSIN  0.7%
  1,715    Wisconsin St Hlth & Ed Fac Auth Rev Bellin
           Mem Hosp (AMBAC Insd).....................         6.625   02/15/08       1,773,224
  2,675    Wisconsin St Hlth & Ed Fac FH Hlthcare Dev
           Inc Proj (Prerefunded @ 11/15/09).........         6.250   11/15/28       2,907,431
                                                                                 -------------
                                                                                     4,680,655
                                                                                 -------------
           WYOMING  0.3%
  2,000    Sweetwater Cnty, WY Solid Waste Disp Rev
           FMC Corp Proj Rfdg (AMT)..................         5.600   12/01/35       2,089,360
                                                                                 -------------

           PUERTO RICO  4.6%
 21,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy
           Rev Ser Y Rfdg (FSA Insd) (f).............         6.250   07/01/21      25,331,670
  4,000    Puerto Rico Pub Bldgs Auth Gtd Pub Ed &
           Hlth Fac Ser M Rfdg (MBIA Insd)...........         5.600   07/01/08       4,158,480
                                                                                 -------------
                                                                                    29,490,150
                                                                                 -------------
TOTAL LONG-TERM INVESTMENTS  162.5%
  (Cost $1,005,674,202).......................................................   1,048,352,432
SHORT-TERM INVESTMENT  0.2%
  (Cost $1,600,000)...........................................................       1,600,000
                                                                                 -------------

TOTAL INVESTMENTS  162.7%
  (Cost $1,007,274,202).......................................................   1,049,952,432
OTHER ASSETS IN EXCESS OF LIABILITIES  2.4%...................................      15,750,470
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (65.1%)...................    (420,395,728)
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $ 645,307,174
                                                                                 =============

 24                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(b) The Trust owns 100% of the outstanding bond issuance.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.1% of net assets applicable to common shares.

(e) Security purchased on a when-issued or delayed delivery basis.

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2006 (Current
  Notional Value of $104,156)...............................    1,219       $1,001,868
                                                                =====       ==========

See Notes to Financial Statements                                             25

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.375%    07/11/26    $14,720      $ 15,024
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.137     06/28/26     25,020       724,412
                                                                                           --------
                                                                                           $739,436
                                                                                           ========

 26                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $1,007,274,202).....................  $1,049,952,432
Cash........................................................       2,404,388
Receivables:
  Interest..................................................      16,670,840
  Investments Sold..........................................         170,233
Swap Contracts..............................................         739,436
Other.......................................................           5,365
                                                              --------------
    Total Assets............................................   1,069,942,694
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       2,300,000
  Investment Advisory Fee...................................         482,573
  Variation Margin on Futures...............................         190,469
  Income Distributions--Common Shares.......................          83,932
  Other Affiliates..........................................          34,050
Trustees' Deferred Compensation and Retirement Plans........       1,028,280
Accrued Expenses............................................         120,488
                                                              --------------
    Total Liabilities.......................................       4,239,792
Preferred Shares (including accrued distributions)..........     420,395,728
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  645,307,174
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($645,307,174 divided by
  45,104,827 shares outstanding)............................  $        14.31
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 45,104,827 shares issued and
  outstanding)..............................................  $      451,048
Paid in Surplus.............................................     596,841,830
Net Unrealized Appreciation.................................      44,419,534
Accumulated Net Realized Gain...............................       2,576,111
Accumulated Undistributed Net Investment Income.............       1,018,651
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  645,307,174
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 16,800 issued with liquidation preference of
  $25,000 per share)........................................  $  420,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $1,065,307,174
                                                              ==============

See Notes to Financial Statements                                             27

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 15,883,194
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,768,534
Preferred Share Maintenance.................................       361,970
Merger Costs................................................       231,680
Trustees' Fees and Related Expenses.........................        54,355
Custody.....................................................        28,103
Legal.......................................................        27,023
Other.......................................................       153,515
                                                              ------------
    Total Expenses..........................................     2,625,180
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 13,258,014
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    518,304
  Futures...................................................     3,004,556
                                                              ------------
Net Realized Gain...........................................     3,522,860
                                                              ------------
Unrealized Appreciation/Depreciation During the Period:
  Investments...............................................   (11,141,057)
  Futures...................................................      (232,623)
  Swap Contracts............................................       739,436
                                                              ------------
Net Unrealized Depreciation During the Period...............   (10,634,244)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (7,111,384)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (4,003,996)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $  2,142,634
                                                              ============

 28                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 13,258,014        $  8,251,681
Net Realized Gain.......................................       3,522,860           2,536,969
Net Unrealized Depreciation During the Period...........     (10,634,244)         (3,710,738)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (3,481,447)         (1,682,853)
  Net Realized Gain.....................................        (522,549)                -0-
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       2,142,634           5,395,059
Distributions to Common Shareholders:
  Net Investment Income.................................     (10,104,604)         (7,321,085)
  Net Realized Gain.....................................      (2,120,006)                -0-
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (10,081,976)         (1,926,026)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....     535,839,011                 -0-
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................     525,757,035          (1,926,026)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     119,550,139         121,476,165
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,018,651 and $571,973,
  respectively).........................................    $645,307,174        $119,550,139
                                                            ============        ============

See Notes to Financial Statements                                             29

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               SIX MONTHS
                                                 ENDED                   YEAR ENDED OCTOBER 31,
                                               APRIL 30,    -------------------------------------------------
                                                  2006       2005      2004      2003     2002 (f)     2001
                                               --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $ 14.62     $ 14.86   $ 14.69   $ 14.87   $   14.77   $ 13.46
                                                -------     -------   -------   -------   ---------   -------
 Net Investment Income........................      .49(a)     1.01      1.05      1.08        1.10      1.12
 Net Realized and Unrealized Gain/Loss........      -0-*       (.14)      .18      (.16)        .10      1.23
 Common Share Equivalent of Distributions Paid
 to Preferred Shareholders:
   Net Investment Income......................     (.09)       (.21)     (.10)     (.10)       (.14)     (.32)
   Net Realized Gain..........................     (.06)        -0-       -0-       -0-         -0-       -0-
                                                -------     -------   -------   -------   ---------   -------
Total from Investment Operations..............      .34         .66      1.13       .82        1.06      2.03
Distributions Paid to Common Shareholders:
 Net Investment Income........................     (.39)       (.90)     (.96)    (1.00)       (.96)     (.72)
 Net Realized Gain............................     (.26)        -0-       -0-       -0-         -0-       -0-
                                                -------     -------   -------   -------   ---------   -------
NET ASSET VALUE, END OF THE PERIOD............  $ 14.31     $ 14.62   $ 14.86   $ 14.69   $   14.87   $ 14.77
                                                =======     =======   =======   =======   =========   =======

Common Share Market Price at End of the
 Period.......................................  $ 12.96     $ 13.08   $ 14.70   $ 13.90   $   13.98   $ 12.95
Total Return (b)..............................    3.93%**    -5.06%    13.05%     6.57%      15.64%    18.05%
Net Assets Applicable to Common Shares at End
 of the Period (In millions)..................  $ 645.3     $ 119.6   $ 121.5   $ 120.0   $   121.4   $ 120.6
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)..............    1.34%       1.33%     1.46%     1.48%       1.58%     1.76%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (c).......    6.79%       6.78%     7.14%     7.23%       7.55%     7.89%
Portfolio Turnover............................      10%**       29%       29%       26%         45%       38%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)...............     .82%        .80%      .88%      .89%        .95%     1.04%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d).......    5.01%       5.40%     6.44%     6.57%       6.59%     5.66%
SENIOR SECURITIES:
Total Preferred Shares Outstanding............   16,800       3,200     3,200     3,200       3,200     3,200
Asset Coverage Per Preferred Share (e)........  $63,435     $62,369   $62,967   $62,499   $  62,954   $62,695
Involuntary Liquidating Preference Per
 Preferred Share..............................  $25,000     $25,000   $25,000   $25,000   $  25,000   $25,000
Average Market Value Per Preferred Share......  $25,000     $25,000   $25,000   $25,000   $  25,000   $25,000

*   Amount is less than $.01.

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02 and increase the ratio of net investment income to average net assets applicable to common shares by .17%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

 30                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Advantage Municipal Income Trust II (the Trust) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on August 27, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Trust had $2,300,000 of when-issued or delayed delivery purchase commitment.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the fiscal year ended October 31, 2005, the Trust utilized capital losses carried forward of $1,168,555.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,006,373,577
                                                              ==============
Gross tax unrealized appreciation...........................  $   46,000,868
Gross tax unrealized depreciation...........................      (2,422,013)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   43,578,855
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $  370,024
  Tax-exempt income.........................................   8,613,831
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $8,983,855
                                                              ==========

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  259,200
Undistributed tax-exempt income.............................     535,805
Undistributed long-term capital gain........................   2,641,806

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $11,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $30,300, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2006 and for the year ended October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................      8,175,881          8,175,881
Shares Issued Through Merger............................     36,928,946                -0-
                                                             ----------          ---------
Ending Shares...........................................     45,104,827          8,175,881
                                                             ==========          =========

    On January 27, 2006 the Trust acquired all of the assets and liabilities of Van Kampen Municipal Opportunity Trust II (ticker symbol VOT) and Van Kampen Value Municipal Income Trust (ticker symbol VKV) through a tax free reorganization approved by VOT and VKV shareholders on January 11, 2006. The Trust issued 36,928,946 common shares with a net asset value of $535,839,011 and 13,600 Auction Preferred Shares (APS) with a liquidation value of $340,000,000 in exchange for VOT's and VKV's net assets. The shares of VOT were converted into Trust shares at a ratio of 1.025341 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VKV were converted into Trust shares at a ratio of 1.059290 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VOT and VKV as of January 27, 2006 was $15,400,172 and $31,522,823, respectively. The Trust assumed VOT's and VKV's book to tax accretion differences, which resulted in a $774,715 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of the reorganization were $654,455,555 and combined net assets including preferred shares were $1,074,455,555. The Trust incurred merger expenses of $231,680, which represent costs related to the preparation, printing and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit and filing fees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $72,385,629 and $69,391,744, respectively.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2006 were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2005.............................        692
Futures Opened..............................................      5,855
Futures Closed..............................................     (5,328)
                                                                 ------
Outstanding at April 30, 2006...............................      1,219
                                                                 ======

B. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

other paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

C. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

6. PREFERRED SHARES

As of April 30, 2006, the Trust has outstanding 16,800 APS. Series A, Series B, Series C and Series D each contain 1,600 shares, Series E contains 1,400 shares, Series F, Series G, Series H and Series I each contain 2,000 shares and Series J contains 1,000 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, Series B, Series C, Series D, Series E, Series F and Series J, while Series G, Series H, and Series I are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2006 was 3.486%. During the six months ended April 30, 2006, the rates ranged from 2.000% to 5.375%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, EquiServe Trust Company, N.A., as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing EquiServe Trust Company, N.A., c/o Computershare Investor Services, P.O. Box 43010, Providence, Rhode Island 02940-3010. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

RESULTS OF SHAREHOLDER VOTES

With regard to the approval of the issuance of additional common shares of the Trust, a meeting was held on January 11, 2006, and the results of the votes from the common shareholders is as follows:

                                                                   # OF SHARES
                                                      --------------------------------------
                                                      IN FAVOR        AGAINST       WITHHELD
                                                      --------------------------------------
                                                      3,629,772       300,271       195,017

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VKI SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01541P-Y04/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust II

By:  /s/ Ronald E. Robison
     -----------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     -----------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By:  /s/ Phillip G. Goff
     -----------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006